Branch Sales and Consolidations - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Office	Dec. 31, 2012 Office	Dec. 31, 2011 Branches
Real Estate [Abstract]
Number of owned branch offices		3
Number of leased branch offices	3	1
Branch expenses on consolidation	$ 439,000
Amount for the transfer of owned to real estate owned branch offices	0	1,400,000
Loss incurred for transfer of owned to real estate owned branch offices	$ 0	$ 236,000
Number of branch sales or consolidations			0
Existing branch office	1